CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows provided by operating activities:
Net income	$ 229,339	$ 739,126	$ 554,208
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	382,996	488,500	585,950
Goodwill impairment	364,248	0	0
Impairment of non-financial assets	101,027	0	0
Impairment of operating right-of-use assets and related property, plant and equipment	3,683	15,731	8,686
Reduction in carrying value of operating right-of-use assets	36,116	39,787	41,546
Loss on equity method investments	0	0	383
Acquisition-related gain	0	0	(6,160)
Amortization of financing costs and debt discount	5,980	23,533	16,402
Stock compensation expense	102,041	45,870	55,667
Deferred tax benefit	(128,919)	(102,886)	(85,388)
Unrealized foreign exchange movements	26,464	6,911	19,706
Other non-cash items	11,333	31,900	24,332
Changes in operating assets and liabilities:
Accounts receivable	(108,213)	332,616	(57,378)
Unbilled revenue	(61,109)	(192,176)	118,328
Unearned revenue	68,516	(96,787)	46,523
Other net assets	2,703	(45,473)	(161,778)
Net cash provided by operating activities	1,036,205	1,286,652	1,161,027
Cash flows used in investing activities:
Purchase of property, plant and equipment	(174,214)	(168,060)	(140,692)
Purchase of subsidiary undertakings (net of cash acquired)	(2,537)	(84,159)	(71,766)
Movement of available for sale investments	0	0	(241)
Proceeds from investments in equity	9,089	2,690	0
Purchase of investments in equity	(19,871)	(17,261)	(13,954)
Net cash used in investing activities	(187,533)	(266,790)	(226,653)
Cash flows used in financing activities:
Debt issue costs	(750)	(12,679)	0
Drawdown of credit lines and loan facilities	50,000	2,317,480	370,000
Repayment of credit lines and loan facilities	(79,762)	(2,677,763)	(1,265,000)
Proceeds from exercise of equity compensation	9,724	36,187	50,973
Share issue costs	(19)	(22)	(16)
Repurchase of ordinary shares	(750,000)	(499,998)	0
Share repurchase costs	(450)	(388)	0
Net cash used in financing activities	(771,257)	(837,183)	(844,043)
Effect of exchange rate movements on cash	31,095	(21,996)	(997)
Net increase in cash and cash equivalents	108,510	160,683	89,334
Cash and cash equivalents at beginning of year	538,785	378,102	288,768
Cash and cash equivalents at end of year	$ 647,295	$ 538,785	$ 378,102